Goodwill (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Goodwill [Abstract]
Goodwill	$ 14,916	$ 14,916	$ 14,916
Asset impairment charges	0
Other Intangible Assets [Abstract]
Cost	11,286		11,286
Accumulated Amortization	11,286		10,157
Other Intangible Assets [Member]
Other Intangible Assets [Abstract]
Cost	11,286		11,286
Accumulated Amortization	$ 11,286		$ 10,157